PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Reconciliation of changes in property, plant and equipment [Abstract]
Carrying amount, beginning balance	$ 7,773,812	$ 3,989,783
Additions	8,808,896	6,685,067
Disposals		(2,056,437)
Impairment		(198,750)
Depreciation	(654,041)	(645,851)
Carrying amount, ending balance	15,928,667	7,773,812
At Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Carrying amount, beginning balance	8,991,509
Carrying amount, ending balance	17,740,064	8,991,509
Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Carrying amount, beginning balance	(1,217,697)
Carrying amount, ending balance	(1,811,397)	(1,217,697)
Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Carrying amount, beginning balance	6,188,697	2,822,765
Additions	5,884,582	5,745,871
Disposals		(2,056,437)
Impairment		(198,750)
Depreciation	(256,919)	(124,752)
Carrying amount, ending balance	11,816,360	6,188,697
Plant and Equipment [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Carrying amount, beginning balance	6,508,437
Carrying amount, ending balance	12,332,678	6,508,437
Plant and Equipment [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Carrying amount, beginning balance	(319,740)
Carrying amount, ending balance	(516,318)	(319,740)
Right-of-use Assets [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Carrying amount, beginning balance	1,585,115	1,167,018
Additions	2,924,314	939,196
Disposals		0
Impairment		0
Depreciation	(397,122)	(521,099)
Carrying amount, ending balance	4,112,307	1,585,115
Right-of-use Assets [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Carrying amount, beginning balance	2,483,072
Carrying amount, ending balance	5,407,386	2,483,072
Right-of-use Assets [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Carrying amount, beginning balance	(897,957)
Carrying amount, ending balance	$ (1,295,079)	$ (897,957)